Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred shares, authorized	2,000,000	2,000,000
Preferred shares, issued
Preferred shares, outstanding
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, authorized	500,000,000	200,000,000
Ordinary shares, issued	10,285,568	10,285,568
Ordinary shares, outstanding	10,285,568	10,285,568
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, authorized	500,000	500,000
Ordinary shares, issued	500,000	500,000
Ordinary shares, outstanding	500,000	500,000